Selected Statement of Operations Data - Schedule of Revenue by Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Sales revenues	$ 588,396	$ 537,370	$ 403,963
Service revenues	218,006	215,147	178,783
Revenues by operating segments	806,402	752,517	582,746
PCB [Member]
Segment Reporting Information [Line Items]
Sales revenues	170,328	141,129	170,999
Service revenues	116,581	114,371	115,226
FPD [Member]
Segment Reporting Information [Line Items]
Sales revenues	185,099	166,176	125,656
Service revenues	40,798	38,770	35,103
SD [Member]
Segment Reporting Information [Line Items]
Sales revenues	221,785	208,245	88,685
Service revenues	51,739	53,990	21,968
Other [Member]
Segment Reporting Information [Line Items]
Sales revenues	11,184	21,820	18,623
Service revenues	$ 8,888	$ 8,016	$ 6,486